Segmented information - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of major customers [line items]
Revenue	$ 12,126,793	$ 12,164,115
U.S. Federal
Disclosure of major customers [line items]
Revenue	1,607,431	1,712,244
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 1,550,345	$ 1,675,326
Percentage of revenues	12.80%	13.80%